Other Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Long-Term Liabilities [Line Items]
Deferred pre-COD cash flows (note 21)	$ (34,046)	$ 0
Pension obligations (note 23)	$ (20,389)	$ (21,209)
Operating lease, liability, noncurrent, statement of financial position [Extensible List]	Other non-current liabilities	Other non-current liabilities
Non-current portion of operating lease liabilities (note 7)	$ (4,646)	$ (5,124)
Day 1 gain deferred revenue	0	(6,604)
Deferred commissioning period revenue	0	(2,145)
Other	(2,804)	(6,694)
Other non-current liabilities	(245,885)	(225,776)
FLNG Hilli
Other Long-Term Liabilities [Line Items]
Asset retirement obligations, noncurrent		6,400
Variable interest entity, primary beneficiary
Other Long-Term Liabilities [Line Items]
VIE dividend payable	(184,000)	(184,000)
Other non-current liabilities	$ (184,000)	$ (184,000)